Lease liabilities - Additional information (Details) - CAD ($)		3 Months Ended		6 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Lease liabilities.
Term of leases expire				5 years
Lease termination, lease liability	$ 47,238			$ (47,238)
Lease termination, right of use assets	$ 45,636
Lease expenses for short-term lease and low-value lease which are not included in the measurement of lease liabilities		$ 15,790	$ 843	$ 48,992	$ 843